Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net loss	$ (10,451,973)		$ (5,340,688)		$ (14,021,728)	$ (538,710)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities
Provision for allowance for doubtful accounts and sales returns	(111,967)		77,808		37,104	214,416
Provision for inventory reserves	196,367				11,034
Depreciation and amortization	112,417		35,631		69,893	70,950
Amortization of loan fees						28,370
Imputed interest on contractual obligation	4,295
Fair value of warrants issued to related party acquire licensing rights	4,450,000
Fair value of vested stock options	561,671		134,801		274,096
Fair value of common stock issued for services	1,636,800		4,445,050		2,481,000
Fair value of common stock issued to employees	691,042				3,287,500	111,000
Fair value of warrants issued for financing costs	7,317,406	[1]		[1]	2,353,234
Common stock purchased by officer at discount			300,000		300,000
Amortization of debt discount	1,808,524
Amortization of Series-A preferred shares discount	368,550
Change in the fair value of derivative liability	(6,811,926)				2,545,918
Gain on extinguishment of derivative liability	(2,389,427)
(Increase) Decrease in:
Accounts receivable	332,668		(670,466)		174,103	(282,133)
Inventories	(119,116)		1,330,043		1,185,308	939,055
Inventories under warranty claims						75,621
Advances to suppliers	205,880				(735,730)	22,420
Prepaid expenses and other	(70,794)		(4,200)		(61,843)	(62,290)
Income taxes receivable					2,578	72,812
Other assets	(64,600)				(5,909)
(Decrease) Increase in:
Accounts payable and accrued expenses	428,292		120,226		572,291	(12,388)
Due to former related party vendor	(381,457)		(959,049)		(702,307)	(87,990)
Due to related parties	(28,324)		16,707		12,448
Interest expense on notes payable to officers						29,501
Net Cash Used in Operating Activities	(2,315,672)		(514,137)		(2,060,576)	580,634
Cash Flows from Investing Activities
Accounts receivable acquired on acquisition	250,000
Purchase of property and equipment	(46,805)		(3,200)		(3,200)	(8,185)
Net Cash Provided by (Used in) Investing Activities	203,195		(3,200)		(3,200)	(8,185)
Cash Flows from Financing Activities
Proceeds from sale of common stock	1,568,000		300,000		455,000
Proceeds from sale of common stock to officer			100,000		100,000
Proceeds from sale of convertible preferred stock					295,410
Proceeds from convertible note payable					1,647,500
Proceeds from exercise of warrants	1,436,996
Proceeds from secured note payable	1,500,000
Proceeds from notes payable related parties			300,000		300,000	610,000
Proceeds from loans payable						110,000
Payments on notes payable related party	(505,000)		(20,000)		(20,000)
Payments on capital lease obligations	(7,782)		(6,770)		(13,711)	(12,844)
Payments on loans payable	(3,684)		(4,096)		(8,262)	(487,458)
Payment on line of credit						(600,000)
Payments on due to related parties						(22,680)
Net Cash Provided by Financing Activities	3,988,530		669,134		2,755,936	(402,982)
Net increase in cash	1,876,053		151,797		692,160	169,467
Cash beginning of period	967,943		275,783		275,783	106,316
Cash end of period	2,843,996		427,580		967,943	275,783
Interest paid	68,106		10,999		32,686	8,989
Taxes paid	3,200		3,200		3,200	(79,315)
Non-Cash Financing Activities
Extinguishment of derivative liability	1,799,003
Common shares issued upon conversion of convertible note payable and accrued interest	1,788,082
Common shares issued upon conversion of Series-A convertible preferred shares	368,550
Assets acquired from related party on issuance of warrants	1,750,000
Contract obligations incurred on acquisitions of license agreement	$ 1,768,523
Fair value of derivative created upon issuance of convertible debt recorded as debt discount					3,767,724
Fair value of derivative created upon issuance of convertible preferred stock and associated warrants					1,101,358
Deemed dividend related to Series-A Preferred stockholders					$ 606,948

[1]	Included in financing costs are these amounts from a related party